Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of finance lease liabilities [abstract]
Summary of finance lease liabilities

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Balance at the beginning of the year[1]	394.2	415.5
Additions during the year[2]	98.0	47.9
Remeasurements of leases during the year[3]	16.3	11.6
Interest expense	22.7	22.5
Repayments of principal amount	(71.5)	(65.5)
Repayments of interest expense	(22.7)	(22.5)
Translation adjustment	(0.6)	(15.3)
Balance at the end of the year	436.4	394.2
Current portion of lease liability	(76.7)	(64.1)
Non-current portion of lease liability	359.7	330.1
Lease liabilities are payable as follows:
Future minimum lease payments
– within one year	100.7	84.8
– later than one and not later than five years	245.3	232.3
– later than five years	203.0	195.1
Total	549.0	512.2
Interest
– within one year	24.0	20.7
– later than one and not later than five years	54.2	58.4
– later than five years	34.4	38.9
Total	112.6	118.0
Present value of minimum lease payments
– within one year	76.7	64.1
– later than one and not later than five years	191.1	173.9
– later than five years	168.6	156.2
Total	436.4	394.2
[1]Leases entered into related mainly to power purchase agreements, rental of gas pipelines, ore haulage and site services, mining equipment hire, transportation contracts, property rentals and other equipment rentals.
[2]The additions in 2023 relate mainly to additional assets in terms of mining contracts and power purchase agreements at Australia (2022:
additional assets in terms of mining contracts and power purchase agreements at Australia).
[3]The remeasurements in 2023 relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”) (2022: Leases at the Group’s Australian operations that have variable payments linked to the Australian CPI)